Leases - Schedule of Supplemental Information Related to the Group’s Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Supplemental Information Related to the Group’s Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities:	$ 222	$ 53
Operating cashflows used in operating lease – Lease expenses	203	51
Operating cashflows used in operating lease – Depreciation of right-of-us	19	2
Interest on lease liabilities
Operating lease right-of-use assets, net	567	18
Operating lease liabilities, current	373	18
Operating lease liabilities, non-current	$ 193
Weighted average remaining lease terms – operating lease	566 years	18 years
Weighted average discount rate – operating lease	5.63%	5.00%